Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Debt securities in issue [line items]
Debt securities in issue	¥ 13,147,317	¥ 14,075,084
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	2,873,893	3,324,405
Unsubordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	8,941,877	9,306,487
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,331,547	¥ 1,444,192